Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	true
Insider Trading Policies and Procedures Not Adopted

Insider Trading Policy

Our Insider Trading Compliance Policy (the “Policy”) applies to all members of our Board of Directors, Corporate Officers and employees, and prohibits them from (i) trading on material non-public information relating to the Company, (ii) trading during Company black-out periods and (iii) providing material non-public information regarding the Company to anyone outside of the Company.  The Policy establishes four scheduled black-out periods relative to the Company’s periodic report filings with the Securities and Exchange Commission each year and identifies events that will result in unscheduled black-out periods.

The Policy is designed to promote compliance with insider trading laws, rules and regulations, and the Company’s listing requirements. The Compensation Committee of the Board of Directors ensures that equity awards are not granted during any scheduled or non-scheduled black-out periods.  Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.

A copy of the Policy is filed or incorporated by reference as Exhibit 19.1 to our Annual Report on Form 10-K.